UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           February 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $ 146,278
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                                           Barry Feirstein




ITEM 1:                             ITEM 2:    ITEM 3:     ITEM 4:       ITEM 5:          ITEM 6:   ITEM 7:        ITEM 8:
                                                           MKT
                                    TITLE       CUSIP      VALUE     SHRS OR   SH/ PUT/  INVESTMENT OTHER  VOTING AUTHORITY (SHARES)
NAME OF ISSUER                      OF CLASS    NUMBER    (X$1000)   PRN AMT   PRN CALL  DISCRETION MGRS (A)SOLE  (B)SHARED  (C)NONE
ALIGN TECHNOLOGY INC                Common     016255101     1,651    100,000   SH          SOLE           100,000
AUTHENTIDATE HLDG CORP              Common     052666104       119     10,000   SH          SOLE            10,000
CAMECO CORP COM                     Common     13321L108    28,800    500,000   SH          SOLE           500,000
CIPHERGEN BIOSYSTEMS COM            Common     17252Y104     1,143    100,000   SH          SOLE           100,000
CLICKSOFTWARE TECHNOLOGIES          Common     2604734         816    200,000   SH          SOLE           200,000
COVAD COMMUNICATIONS                Common     222814204     2,160    600,000   SH          SOLE           600,000
ECOLLEGE COM                        Common     27887E100     3,692    200,000   SH          SOLE           200,000
EDUCATION LENDING GRP               Common     28140A109     4,017    300,000   SH          SOLE           300,000
ENCORE ACQUISITION CO               Common     29255W100     2,465    100,000   SH          SOLE           100,000
EQUINIX INC COM                     Common     294440502     4,232    150,000   SH          SOLE           150,000
ESSEX CORP COM                      Common     296744105       939    100,000   SH          SOLE           100,000
FARO TECHNOLOGIES                   Common     311642102     2,498    100,000   SH          SOLE           100,000
FUEL-TECH N V COM                   Common     359523107       888    250,000   SH          SOLE           250,000
HOMESTORE COM INC                   Common     437852106       473    100,000   SH          SOLE           100,000
I-FLOW CORP COM                     Common     449520303    13,920  1,000,000   SH          SOLE         1,000,000
INCO LTD                            Common     453258402     1,195     30,000   SH          SOLE            30,000
INSTINET GRP INC COM                Common     457750107       515    100,000   SH          SOLE           100,000
ITC DELTACOM INC                    Common     45031T104     2,727    450,000   SH          SOLE           450,000
LIVEPERSON INC COM                  Common     538146101     1,000    200,000   SH          SOLE           200,000
MCMORAN EXPLORATION CO              Common     582411104     1,875    100,000   SH          SOLE           100,000
MILLICOM INTL CELLULAR SA           SHS NEW    L6388F110    21,000    300,000   SH          SOLE           300,000
NELNET INC. CLA                     CL A       64031N108       246     11,000   SH          SOLE            11,000
OLIN CORP PAR $1                    Common     680665205     2,006    100,000   SH          SOLE           100,000
PHOTOMEDEX INC                      Common     719358103       688    277,600   SH          SOLE           277,600
PROVIDENCE SVC CORP                 Common     743815102     1,633    100,000   SH          SOLE           100,000
RIO TINTO PLC SPONSORED             ADR        767204100     3,339     30,000   SH          SOLE            30,000
ROTO-ROOTER INC                     Common     778787101    16,135    350,000   SH          SOLE           350,000
SKILLSOFT CORP                      Common     830928107     1,644    190,000   SH          SOLE           190,000
SMURFIT-STONE CONTAINER             Common     832727101     1,857    100,000   SH          SOLE           100,000
SYMYX TECHNOLOGIES                  Common     87155S108     2,055    100,000   SH          SOLE           100,000
TALKAMERICA HOLDINGS                Common     87426R202     1,152    100,000   SH          SOLE           100,000
TESCO CORP                          Common     88157K101     8,130  1,000,000   SH          SOLE         1,000,000
TIME WARNER TELECOM                 CL A       887319101     3,039    300,000   SH          SOLE           300,000
TRANSMETA CORP DEL                  Common     89376R109     1,020    300,000   SH          SOLE           300,000
TRIDENT MICROSYSTEMS                Common     895919108     1,742    100,000   SH          SOLE           100,000
URANIUM RES. INC CL-D               Common     916901309        50    200,000   SH          SOLE           200,000
US LEC CORP CL A                    CL A       903315109     2,364    300,000   SH          SOLE           300,000
WEBEX INC COM                       Common     94767L109     2,014    100,000   SH          SOLE           100,000
WEBZEN INC SPONSORED ADR            ADR        94846M102     1,039    100,000   SH          SOLE           100,000

                                                           146,278

00618.0001 #463052